Convertible Note	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Convertible note

Note 9 — Convertible note

On September 7 2020, the Company entered into certain securities purchase agreement (the “Note SPA”) with certain “non-U.S. Person” (the “Investor”) as defined in Regulation S of the Securities Act of 1933, as amended (the “Securities Act”), pursuant to which the Company agreed to sell unsecured convertible promissory note in the aggregate principal amount of $50,000,000 (the “Note”) with a maturity date of 12 months, an interest rate of 6.0% per annum, and a conversion price (“Holder Conversion Price”) equal to the lesser of i) $2.00 per share or ii) 75% of the daily VWAPs (as reported by Bloomberg) for the ten (10) consecutive trading days ending on the trading day that is immediately prior to the date of Holder Conversion Notice, which shall not be lower than $1.80 (the “Floor Price”). Pursuant to the Note, the Investor has the right at any time 7 days after the date of the issuance of the Note (the “Issuance Date”) until the outstanding balance of the Note (the “Outstanding Balance”) has been paid in full (such date, the “Conversion Date”), at its election, to convert (the “Holder Conversion”) all or any part of the Outstanding Balance into shares (each instance of conversion is referred herein as “Conversion Shares”, together with the Note, the “Securities”) of fully paid and non-assessable Ordinary Shares of the Company.

Conversion of convertible note

All Note Holders delivered the Conversion Notices to the Company on November 12, 2020 and the Company issued an aggregate of 27,777,776 restricted ordinary shares, par value $0.00166667 per share, of the Company, to the Note Holders. The fair value of the conversion note was assessed at $65,258,333 upon conversion based on the binomial model assessed by the independent valuation firm (Note 11).

The Company has elected to recognize the convertible loan at fair value and therefore there was no further evaluation of embedded features for bifurcation. The Company engaged third party valuation firm to perform the valuation of convertible loans. The fair value of the convertible loans is calculated using the binomial tree model based on probability of remaining as straight debt using discounted cash flow with the following assumptions

November 12, 2020
Risk-free interest rate	0.12%
Expected life	0.96 year
Discount rate	6.23%
Expected volatility	77.6%
Expected dividend yield	0%
Fair value	$65,258,333

The convertible loans are classified as level 3 instruments as the valuation was determined based on unobservable inputs which are supported by little or no market activity and reflect the Group’s own assumptions in measuring fair value. Significant inputs used in developing the fair value of the convertible loans include time to maturity, risk-free interest rate, straight debt discount rate, probability to convert and expected timing of conversion.

For the year ended December 31, 2020, the Company recognized a loss of change in fair value of convertible loan of $15,258,333. Prior to the conversion on November 16, 2020, the fair value of the convertible loan was assessed at $65,258,333, which was reclassified to equity upon conversion of the convertible loan on November 16, 2020.